FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         June 30, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin    7/17/06
------------------   ----------------------  ---------
   (Signature)            (City/State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          53

Form 13F Information Table Value Total:   $ 224,319
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                           SADOFF INVESTMENT MANAGEMENT LLC

                                              FORM 13F INFORMATION TABLE
                                                      30-Jun-06
                                                                                                    Voting Authority
                              Title of                  Value    Shares/ Sh/ Put/ Invstmt Other     ----------------
Name of Issuer                 class          CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole    Shared None
--------------------          ---------       --------- -------- ------- --- ---- ------- -------- ------- ------ ----
BIOMET INC.                    COM            090613100    4,598 146,945 SH       Sole             146,945
BROWN SHOE CO.                 COM            115736100   12,432 364,788 SH       Sole             364,788
BURLINGTON NORTHERN            COM            12189T104   11,578 146,100 SH       Sole             146,100
C.R. BARD INC.                 COM            067383109   13,102 178,847 SH       Sole             178,847
CATERPILLAR INC.               COM            149123101    6,403  85,970 SH       Sole              85,970
CITIGROUP                      COM            172967101      225   4,665 SH       Sole               4,665
CRANE COMPANY                  COM            224399105    6,479 155,750 SH       Sole             155,750
CSX CORPORATION                COM            126408103   10,319 146,495 SH       Sole             146,495
CUMMINS INC.                   COM            231021106   11,913  97,450 SH       Sole              97,450
EATON CORP.                    COM            278058102    9,619 127,570 SH       Sole             127,570
EATON VANCE INSURED MUNI       COM            27827X101    1,014  73,300 SH       Sole              73,300
EXELON CORPORATION             COM            30161N101      478   8,409 SH       Sole               8,409
EXXON MOBIL CORP.              COM            30231G102      617  10,050 SH       Sole              10,050
FEDERATED STORES               COM            31410H101    6,440 175,952 SH       Sole             175,952
FOOT LOCKER INC.               COM            344849104    4,915 200,703 SH       Sole             200,703
GENERAL ELEC CO.               COM            369604103      358  10,871 SH       Sole              10,871
GENERAL MILLS                  COM            370334104   11,917 230,686 SH       Sole             230,686
HERSHEY COMPANY                COM            427866108    2,692  48,877 SH       Sole              48,877
JC PENNEY                      COM            708160106    7,400 109,610 SH       Sole             109,610
KELLOGG CO.                    COM            487836108   14,526 299,929 SH       Sole             299,929
LUCENT TECHNOLOGIES            COM            549463107       44  17,996 SH       Sole              17,996
MARSHALL & ILSLEY              COM            571834100      281   6,150 SH       Sole               6,150
MCCORMICK & CO.                COM            579780206    9,909 295,354 SH       Sole             295,354
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866    1,024  72,100 SH       Sole              72,100
MORGAN STANLEY INSURED MUNI IN INSD MUN INCM  61745P791      224  15,650 SH       Sole              15,650
MOTOROLA INC.                  COM            620076109      987  49,006 SH       Sole              49,006
MSDW QUALITY MUNI INCOME       QUALT MUN INCM 61745P734      646  45,100 SH       Sole              45,100
MUNIYIELD INSURED              COM            62630E107    1,030  77,246 SH       Sole              77,246
MUNIYIELD QUALITY FUND         COM            626302103      393  29,800 SH       Sole              29,800
NIKE INC.                      CL B           654106103    9,988 123,314 SH       Sole             123,314
NORDSTROM INC.                 COM            655664100    6,455 176,856 SH       Sole             176,856
NORFOLK SOUTHERN               COM            655844108   11,850 222,659 SH       Sole             222,659
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      456  32,400 SH       Sole              32,400
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103    1,089  77,596 SH       Sole              77,596
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104      682  55,500 SH       Sole              55,500
NUVEEN INSURED QUALITY MUNI    COM            67062N103      465  33,450 SH       Sole              33,450
PEPSICO                        COM            713448108      211   3,515 SH       Sole               3,515
PROCTER & GAMBLE               COM            742718109      324   5,831 SH       Sole               5,831
PROGRESS ENERGY                COM            743263105      833  19,421 SH       Sole              19,421
RPM INTL INC.                  COM            749685103    3,600 199,975 SH       Sole             199,975
SAKS INC.                      COM            79377W108    3,752 232,045 SH       Sole             232,045
SMUCKERS JM                    COM            832696405    5,775 129,198 SH       Sole             129,198
SOUTHERN CO.                   COM            842587107      490  15,289 SH       Sole              15,289
ST JUDE MEDICAL                COM            790849103    8,183 252,408 SH       Sole             252,408
STRIDE RITE CORP.              COM            863314100      697  52,814 SH       Sole              52,814
TOYOTA MOTOR ADR               SP ADR REP2COM 892331307      209   2,000 SH       Sole               2,000
UNION PACIFIC CORP.            COM            907818108    5,908  63,550 SH       Sole              63,550
VARIAN MEDICAL                 COM            92220P105    5,869 123,958 SH       Sole             123,958
WALGREENS                      COM            931422109      205   4,572 SH       Sole               4,572
WELLS FARGO & COMPANY          COM            949746101      210   3,136 SH       Sole               3,136
WISCONSIN ENERGY               COM            976657106      542  13,442 SH       Sole              13,442
WPS RESOURCES                  COM            92931B106      303   6,118 SH       Sole               6,118
WRIGLEY WM JR CO.              COM            982526105    4,660 102,733 SH       Sole             102,733
REPORT SUMMARY                  53                       224,319
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